Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Future inflation factor used in the calculation of the asset retirement obligations	2.00%
Credit adjusted risk-free interest rate for the calculation of the asset retirement obligations	5.50%
Asset retirement obligations rollforward
Asset retirement obligations at December 31, 2013	$ 289,321
Liabilities added from drilling	3,024
Current year accretion expense	4,725
Settlements	(4,053)
Revision of estimates	3,486
Asset retirement obligations at March 31, 2014	$ 296,503